SHARE-BASED COMPENSATION - Restricted share units under 2015 and the 2020 plan (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)
Grant Date Fair Value
Stock-based compensation expense | ¥	¥ 163,153		¥ 218,730	¥ 207,943
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at the beginning of the period (in shares) | shares	19,629,929
Granted (in shares) | shares	8,479,188
Vested (in shares) | shares	(5,524,008)
Forfeited (in shares) | shares	(4,541,889)
Nonvested the end of the period (in shares) | shares	18,043,220		19,629,929
Expected to vest | shares	18,043,220	18,043,220
Grant Date Fair Value
Nonvested at the beginning of the period (in dollars per share) | $ / shares		$ 3.39
Granted (in dollars per share) | $ / shares		1.66
Vested (in dollars per share) | $ / shares		3.60
Forfeited (in dollars per share) | $ / shares		3.18
Nonvested at the ending of the period (in dollars per share) | $ / shares		2.51
Expected to vest (in dollars per share) | $ / shares		$ 2.51
Stock-based compensation expense | ¥	¥ 135,755		¥ 183,798	146,996
Total fair value of restricted share units vested | ¥	80,913		¥ 214,134	¥ 115,893
Unrecognized compensation expense | ¥	¥ 235,206	$ 235,206
Weighted average remaining service period	2 years 4 months 6 days